Intangible Assets, Net (Summary of intangible assets, Net) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Intangible Assets [Line Items]
Total gross value	¥ 31,953	$ 4,933	¥ 25,094
Less: accumulated amortization	(15,727)	(2,428)	(10,181)
impairment	(3,822)	(590)	0
Net book value	12,404	1,915	14,913
Software [Member]
Intangible Assets [Line Items]
Total gross value	20,923	3,231	14,541
Operating rights for licensed games [Member]
Intangible Assets [Line Items]
Total gross value	10,976	1,694	10,499
Domain name [Member]
Intangible Assets [Line Items]
Total gross value	¥ 54	$ 8	¥ 54